Goodwill (Tables)	12 Months Ended
Sep. 30, 2019
Intangible Assets [Abstract]
Disclosure of variations in goodwill
The variations in goodwill were as follows:

	Western and Southern Europe	Northern Europe	Canada	U.S. Commercial and State Government	U.S. Federal	U.K. and Australia	Central and Eastern Europe	Asia Pacific	Total
	$	$	$	$	$	$	$	$	$
As at September 30, 2018	898,186	1,327,204	1,141,227	1,111,719	882,246	829,520	856,916	294,702	7,341,720
Business acquisitions (Note 25)	—	482,939	(734)	—	13,955	—	90,943	—	587,103
Goodwill reallocation	115,884	—	(3,756)	(4,361)	—	5,366	(94,696)	(18,437)	—
Foreign currency translation adjustment	(38,995)	(106,216)	—	26,888	21,863	(28,568)	(32,598)	(3,360)	(160,986)
As at September 30, 2019	975,075	1,703,927	1,136,737	1,134,246	918,064	806,318	820,565	272,905	7,767,837

Key assumptions for cash-generating units
The key assumptions for the CGUs are disclosed in the following tables for the years ended September 30:

2019	Western and Southern Europe	Northern Europe	Canada	U.S. Commercial and State Government	U.S. Federal	U.K. and Australia	Central and Eastern Europe	Asia Pacific
	%	%	%	%	%	%	%	%
Pre-tax WACC	9.1	9.4	8.9	10.0	9.9	8.9	9.1	21.4
Long-term growth rate of net operating cash flows[1]	1.8	1.8	2.0	2.0	2.0	1.9	1.5	2.0

2018	Northern Europe	Canada	France	U.S. Commercial and State Government	U.S. Federal	U.K.	ECS	Asia Pacific
	%	%	%	%	%	%	%	%
Pre-tax WACC	9.1	8.9	8.6	10.9	10.2	8.1	9.0	19.1
Long-term growth rate of net operating cash flows[1]	2.0	2.0	1.7	2.0	2.0	1.9	2.0	2.0
[1] The long-term growth rate is based on published industry research.